Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 125,987	$ 102,891
Investments in marketable securities		14,857
Trade receivables, net	111,324	260,522
TSA receivables, net	11,010
Inventory	4,207	2,094
Prepaid manufacturing	6,653	11,030
Other prepaids and current assets	10,222	7,138
Assets of discontinued operations, current (Note 6)	72,180	77,099
Total current assets	341,583	475,631
Property and equipment, net	2,576	5,119
Inventory, non-current	0	462
Intangible assets, net	53,646	67,608
Other assets, non-current	6,485	9,081
Assets of discontinued operations, non-current (Note 6)	44,243	71,703
Total assets	448,533	629,604
Current liabilities:
Accounts payable	28,456	35,219
Accrued rebates, fees and reserves	164,867	169,645
TSA payables and accrued liabilities	11,026
Accrued compensation	18,344	21,521
Accrued and other current liabilities	60,288	93,906
Liabilities of discontinued operations, current		11,480
Total current liabilities	282,981	331,771
Term loan, non-current	36,698	246,481
Convertible notes, non-current	228,229	226,888
Lease liabilities, non-current	3,286	5,328
Other liabilities, non-current	29,329	3,561
Liabilities of discontinued operations, non-current		9,000
Total liabilities	580,523	823,029
Commitments and contingencies (Note 10)
Stockholders' deficit:
Preferred stock ($0.0001 par value; shares authorized: 5,000,000; shares issued and outstanding: 0 at December 31, 2024 and 2023, respectively)
Common stock ($0.0001 par value; shares authorized: 300,000,000; shares issued and outstanding: 115,614,548 and 112,215,260 at December 31, 2024 and December 31, 2023, respectively)	12	11
Additional paid-in capital	1,419,266	1,386,312
Accumulated other comprehensive loss	(275)	(248)
Accumulated deficit	(1,550,993)	(1,579,500)
Total stockholders' deficit	(131,990)	(193,425)
Total liabilities and stockholders' deficit	$ 448,533	$ 629,604